Transactions with related parties (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 70.0		$ 79.2		$ 72.6
Novartis Pension Fund [member]
Disclosure of transactions between related parties [line items]
Borrowings credit facility uncommitted							$ 500.0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 60.1		$ 69.4		$ 63.9
Dr. Alex Krauer [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr		SFr 60,000		SFr 60,000		SFr 60,000